Turnover and Segment Information - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) Segments wholesalers	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of operating segments [line items]
Number of reportable operating segments | Segments	4
Description of factors used to identify entity's reportable segments	GSK has revised its operating segments from Q1 2022 and from Q2 2022. Previously GSK reported results under four segments: Pharmaceuticals, Pharmaceuticals R&D, Vaccines and Consumer Healthcare. For the first quarter 2022, GSK reported results under three segments: Commercial Operations, Total R&D and Consumer Healthcare. From Q2 2022, GSK reports under two segments from continuing operations as the demerger of the Consumer Healthcare segment was completed on 18 July 2022.
Revenue recognised in year from performance obligations satisfied in previous periods	£ 1,601	£ 1,438
Turnover from changes to estimates of RAR accruals	898	949
Milestone income	115	61
Royalty income	588	428
Turnover	29,324	24,696	£ 24,354
Contingent consideration liability	£ 7,068	6,076	5,869	£ 5,479
Number of Operating Segments | Segments	2
Pfizer [member]
Disclosure of operating segments [line items]
Pfizer put option	£ 1,093	1,008
Shionogi-ViiV Healthcare [member]
Disclosure of operating segments [line items]
Contingent consideration liability	£ 5,890	5,559
US [member]
Disclosure of operating segments [line items]
Number of wholesalers | wholesalers	3
Wholesalers 1 [member] | US [member]
Disclosure of operating segments [line items]
Turnover	£ 4,045	3,159	2,928
Wholesalers 2 [member] | US [member]
Disclosure of operating segments [line items]
Turnover	4,161	3,081	3,085
Wholesalers 3 [member] | US [member]
Disclosure of operating segments [line items]
Turnover	£ 3,227	£ 2,670	£ 2,795